Statutory Insurance Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Statutory Insurance Financial Information
Statutory Net Income (Loss) and Statutory Capital and Surplus of Principal Life (Table)

	As of or for the year ended December 31,
	2023	2022	2021

	(in millions)
Statutory net income (loss)	$1,285.0	$(1,563.1)	$864.0
Statutory capital and surplus	4,753.4	4,304.4	5,375.2